OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other liabilities [Abstract]
Current service cost	$ 13,624	$ 9,954
Interest cost	29,663	26,139
Total included in labor costs	$ 43,287	$ 36,093	$ 39,086